As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21079

Trust for Advisor Solutions (Formerly Hatteras Alternative Mutual Funds Trust)
 (Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Stacie L. Lamb, 615 East Michigan Street Milwaukee, WI 53202
 (Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value
Underlying Funds - 98.0%
Hatteras Disciplined Opportunity Fund [a]	1,225,337	$13,343,919
LoCorr Macro Strategies Fund	752,932	6,686,038
Loomis Sayles Strategic Alpha Fund	538,108	5,332,647
Vivaldi Merger Arbitrage Fund	810,682	8,674,300
Total Underlying Funds (Cost $33,748,410)		34,036,904
Money Market Funds - 2.2%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.90% [b]	776,084	776,084
Total Money Market Funds (Cost $776,084)		776,084
Total Investments (Cost $34,524,494) - 100.2%		34,812,988
Liabilities in Excess of Other Assets - (0.2)%		(61,941)
Total Net Assets - 100.0%		$34,751,047

Percentages are stated as a percent of net assets.

a - Affiliated issuer. Please refer to Note 4 of the Notes to Schedule of Investments.
b - Variable Rate Security. The rate represents the seven day yield as of September 30, 2017.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$34,036,904	$-	$-	$34,036,904
Money Market Funds	776,084	-	-	776,084
Total Investments	$34,812,988	$-	$-	$34,812,988

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares		Value
Exchange Traded Funds - 3.7%
iShares Core Moderate Allocation ETF	53,000		$2,012,410
Total Exchange Traded Funds (Cost $2,010,158)			2,012,410

Purchased Options - 104.3%
Call Options - 102.4%	Contracts	Notional Amount
S&P 500 Mini Index [a]
Expiration: October 2017, Exercise Price: $28.30	160	4,031,040	3,576,727
Expiration: October 2017, Exercise Price: $217.00	160	4,031,040	558,940
Expiration: November 2017, Exercise Price: $29.55	135	3,401,190	2,995,759
Expiration: November 2017, Exercise Price: $30.50	60	1,511,640	1,325,758
Expiration: November 2017, Exercise Price: $226.70	135	3,401,190	341,611
Expiration: November 2017, Exercise Price: $233.80	60	1,511,640	110,481
Expiration: December 2017, Exercise Price: $29.60	145	3,653,130	3,212,270
Expiration: December 2017, Exercise Price: $31.17	70	1,763,580	1,539,791
Expiration: December 2017, Exercise Price: $227.10	145	3,653,130	366,419
Expiration: December 2017, Exercise Price: $239.10	70	1,763,580	99,224
Expiration: January 2018, Exercise Price: $30.55	150	3,779,100	3,304,350
Expiration: January 2018, Exercise Price: $32.08	50	1,259,700	1,093,830
Expiration: January 2018, Exercise Price: $234.20	150	3,779,100	288,653
Expiration: January 2018, Exercise Price: $245.90	50	1,259,700	47,627
Expiration: February 2018, Exercise Price: $30.95	150	3,779,100	3,293,582
Expiration: February 2018, Exercise Price: $32.08	50	1,259,700	1,092,240
Expiration: February 2018, Exercise Price: $237.20	150	3,779,100	262,791
Expiration: February 2018, Exercise Price: $245.90	50	1,259,700	53,482
Expiration: March 2018, Exercise Price: $30.50	200	5,038,800	4,394,491
Expiration: March 2018, Exercise Price: $233.80	200	5,038,800	421,187
Expiration: April 2018, Exercise Price: $30.50	200	5,038,800	4,388,064
Expiration: April 2018, Exercise Price: $233.80	200	5,038,800	435,417
Expiration: May 2018, Exercise Price: $30.50	200	5,038,800	4,381,820
Expiration: May 2018, Exercise Price: $233.80	200	5,038,800	450,377
Expiration: June 2018, Exercise Price: $30.69	180	4,534,920	3,934,178
Expiration: June 2018, Exercise Price: $235.10	180	4,534,920	399,605
Expiration: July 2018, Exercise Price: $31.17	215	5,416,710	4,682,431
Expiration: July 2018, Exercise Price: $239.10	215	5,416,710	426,312
Expiration: August 2018, Exercise Price: $31.65	170	4,282,980	3,688,953
Expiration: August 2018, Exercise Price: $242.55	170	4,282,980	307,732
Expiration: September 2018, Exercise Price: $32.15	175	4,408,950	3,782,982
Expiration: September 2018, Exercise Price: $246.60	175	4,408,950	281,589
Total Call Options			55,538,673

Put Options - 1.9%
S&P 500 Mini Index [a]
Expiration: October 2017, Exercise Price: $217.00	160	4,031,040	3
Expiration: November 2017, Exercise Price: $226.70	135	3,401,190	3,166
Expiration: November 2017, Exercise Price: $233.80	60	1,511,640	2,594
Expiration: December 2017, Exercise Price: $227.10	145	3,653,130	10,149
Expiration: December 2017, Exercise Price: $239.10	70	1,763,580	11,005
Expiration: January 2018, Exercise Price: $234.20	150	3,779,100	27,245
Expiration: January 2018, Exercise Price: $245.90	50	1,259,700	18,765
Expiration: February 2018, Exercise Price: $237.20	150	3,779,100	47,049
Expiration: February 2018, Exercise Price: $245.90	50	1,259,700	24,845
Expiration: March 2018, Exercise Price: $233.80	200	5,038,800	66,917
Expiration: April 2018, Exercise Price: $233.80	200	5,038,800	82,279
Expiration: May 2018, Exercise Price: $233.80	200	5,038,800	98,244
Expiration: June 2018, Exercise Price: $235.10	180	4,534,920	106,782
Expiration: July 2018, Exercise Price: $239.10	215	5,416,710	162,222
Expiration: August 2018, Exercise Price: $242.55	170	4,282,980	157,166
Expiration: September 2018, Exercise Price: $246.60	175	4,408,950	196,804
Total Put Options			1,015,235
Total Purchased Options (Cost $52,104,155)			56,553,908

	Shares
Money Market Funds - 4.7%
BlackRock Liquidity Funds T-Fund Portfolio Cash Management - Institutional Class 0.41% [b]	1,019,037		1,019,037
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class 0.90% [b,c]	1,515,921		1,515,921
Total Money Market Funds (Cost $2,534,958)			2,534,958

Total Investments (Cost $56,649,271) - 112.7%			61,101,276
Liabilities in Excess of Other Assets - (12.7)%			(6,892,839)
Total Net Assets - 100.0%			$54,208,437

Percentages are stated as a percent of net assets.

[a]	Non-income producing.
[b]	Variable Rate Security. The rate shown represents the seven day yield at September 30, 2017.
[c]	All or a portion have been committed as collateral for written options.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
September 30, 2017 (Unaudited)

	Contracts	Notional Amount	Value
Options Written - 12.6%
Call Options - 11.8%
S&P 500 Mini Index [a]
Expiration: October 2017, Exercise Price: $225.20	320	8,062,080	$855,632
Expiration: November 2017, Exercise Price: $235.95	270	6,802,380	441,777
Expiration: November 2017, Exercise Price: $238.70	120	3,023,280	165,309
Expiration: December 2017, Exercise Price: $235.80	290	7,306,260	496,978
Expiration: December 2017, Exercise Price: $243.50	140	3,527,160	145,680
Expiration: January 2018, Exercise Price: $242.20	300	7,558,200	372,374
Expiration: January 2018, Exercise Price: $248.85	100	2,519,400	74,059
Expiration: February 2018, Exercise Price: $247.60	300	7,558,200	284,784
Expiration: February 2018, Exercise Price: $249.59	100	2,519,400	81,523
Expiration: March 2018, Exercise Price: $242.10	400	10,077,600	574,499
Expiration: April 2018, Exercise Price: $243.20	400	10,077,600	576,463
Expiration: May 2018, Exercise Price: $244.30	400	10,077,600	581,514
Expiration: June 2018, Exercise Price: $246.30	360	9,069,840	504,640
Expiration: July 2018, Exercise Price: $251.00	430	10,833,420	507,508
Expiration: August 2018, Exercise Price: $254.31	340	8,565,960	364,277
Expiration: September 2018, Exercise Price: $256.80	350	8,817,900	354,268
Total Call Options			6,381,285

Put Options - 0.8%
S&P 500 Mini Index [a]
Expiration: October 2017, Exercise Price: $195.30	160	4,031,040	–
Expiration: November 2017, Exercise Price: $204.03	135	3,401,190	608
Expiration: November 2017, Exercise Price: $210.42	60	1,511,640	427
Expiration: December 2017, Exercise Price: $204.39	145	3,653,130	2,807
Expiration: December 2017, Exercise Price: $215.19	70	1,763,580	2,435
Expiration: January 2018, Exercise Price: $210.78	150	3,779,100	8,008
Expiration: January 2018, Exercise Price: $221.31	50	1,259,700	4,508
Expiration: February 2018, Exercise Price: $213.48	150	3,779,100	15,461
Expiration: February 2018, Exercise Price: $221.31	50	1,259,700	7,317
Expiration: March 2018, Exercise Price: $210.42	200	5,038,800	25,331
Expiration: April 2018, Exercise Price: $210.42	200	5,038,800	33,681
Expiration: May 2018, Exercise Price: $210.42	200	5,038,800	42,736
Expiration: June 2018, Exercise Price: $211.59	180	4,534,920	48,583
Expiration: July 2018, Exercise Price: $215.19	215	5,416,710	75,059
Expiration: August 2018, Exercise Price: $218.30	170	4,282,980	74,346
Expiration: September 2018, Exercise Price: $221.94	175	4,408,950	94,828
Total Put Options			436,135
Total Options Written (Premiums received $4,911,490) - 12.6%			$6,817,420

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

The average quarterly market value of purchased and written options during the trailing four quarters ended September 30, 2017 were as follows:

Purchased options	$48,253,989
Options written	$5,774,562

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund’s assets and liabilities as of September 30, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$56,553,908	$-	$56,553,908
Exchange-Traded Funds	2,012,410	-	-	2,012,410
Money Market Funds	2,534,958	-	-	2,534,958
Total Investments	$4,547,368	$56,553,908	$-	$61,101,276

Options Written	$-	$6,817,420	$-	$6,817,420

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

1. Organization

Trust for Advisor Solutions (the "Trust") (until August 1, 2016, Trust for Advisor Solutions was known as Hatteras Alternative Mutual Funds Trust) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing two diversified series of shares to investors. These financial statements contain the following two series: Hatteras Alpha Hedged Strategies Fund ("Alpha") and Hatteras Disciplined Opportunity Fund ("Disciplined Opportunity") (individually a "Fund," collectively the "Funds"). Alpha commenced operations on September 23, 2002.  Disciplined Opportunity commenced operations on January 1, 2014. Each Fund has its own investment objective and policies. As a mutual fund of funds, Alpha pursues its investment objective by investing in other affiliated and unaffiliated mutual funds ("Underlying Funds"). The results of the affiliated Underlying Fund are shown in accompanying financial statements as their performance has impacted the results of Alpha. The results of the unaffiliated Underlying Funds are available from the SEC's EDGAR database at www.sec.gov.

Alpha offers Class A Shares, Class C Shares, and Institutional Shares. Effective at the close of business on October 14, 2016, the outstanding No Load shares of Alpha were exchanged for Class A shares of Alpha (the "Class Exchange"). The Class Exchange was completed based on the relative net asset value ("NAV") of each share class on October 14, 2016.  Disciplined Opportunity offers Institutional Shares. Class A Shares of Alpha commenced operations on May 2, 2011. The Class A Shares for Alpha have a sales charge (load) of 4.75% (of the offering price). Class A Shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

2. Security Valuation

Investment Valuation
Alpha generally does not make direct investments in securities or financial instruments, and invests substantially all of its assets in affiliated and non-affiliated investment companies at the stated net asset value, which equals fair value.

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts. Restricted cash includes deposits for short sales and derivatives.

Security Valuation
Investments by Disciplined Opportunity are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LP (the "Advisor") and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of Disciplined Opportunity with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the Funds may value their securities or fair value as determined in accordance with procedures approved by the Board.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Various inputs are used in determining the value of Disciplined Opportunity's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market funds are valued at their net asset value.

A summary of the inputs used to value the Funds' assets and liabilities as of September 30, 2017, is located in a table following each Fund's Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense are recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Funds are in conformity with U.S. GAAP.

Short Sales
Disciplined Opportunity may engage in short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Fund under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividends paid on short positions are categorized as dividend expense in the Statements of Operations. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — Disciplined Opportunity is subject to various Master Netting Arrangements, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangements allows Disciplined Opportunity to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

3. Derivative Transactions

Disciplined Opportunity utilized derivative instruments during the nine months ended September 30, 2017. Disciplined Opportunity's use of derivatives included FLEX options. The Funds utilize derivatives for risk management, hedging activities, and speculative purposes.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor's or sub-advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Disciplined Opportunity — Disciplined Opportunity uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

The following are descriptions of each type of derivatives used during the period ended September 30, 2017:

Options
Call options give the owner of the option the right, but not the obligation, to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Disciplined Opportunity Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Further information regarding derivative activity for Disciplined Opportunity can be found in the Schedules of Investments.

4. Transactions with Affiliates
The Funds' transactions with affiliates represent holdings for which the respective Funds and the underlying investee funds have the same investment advisor or where the investee fund's investment advisor is under common control with the Fund's investment advisor. The Funds had the following transactions during the period ended September 30, 2017, with affiliates:

Alpha:
Issuer Name	Share Balance at December 31, 2016	Purchases	Sales	Share Balance at September 30, 2017	Value at September 30, 2017	2017 Realized Gains (Losses)
Event Driven	1,649,047	-	(1,649,047)	-	$-	$7,305,298
Long/Short Equity	3,067,671	301,730	(3,369,401)	-	-	5,769,565
Managed Futures - Institutional Class	2,630,740	-	(2,630,740)	-	-	(224,402)
Disciplined Opportunity	-	1,397,937	(172,600)	1,225,337	13,343,919	31,580
Relative Value – Long/Short Debt	890,727	-	(890,727)	-	-	236,938

5. Subsequent Events

In preparing these scheduled of investments, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the schedules of investments were issued.

On September 28, 2017, the Board approved a plan on behalf of Hatteras Disciplined Opportunity Fund, a series of the Trust, to return the Fund’s investor capital, as well as any previously undistributed taxable income and capital gains, to the Fund’s shareholders, on or about October 30, 2017. On October 30, 2017, the Fund returned investor’s capital and closed.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Advisor Solutions

By  /s/ Gregory C. Bakken
       Gregory C. Bakken, President/Principal Executive Officer

Date  November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory C. Bakken
      Gregory C. Bakken, President/Principal Executive Officer

Date  November 22, 2017

By  /s/ Michael J. Belland
       Michael J. Belland, Treasurer/Principal Financial Officer

Date  November 24, 2017